Employee Benefit Plans - Defined Benefit Plan Funded Status of Plan (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	$ 724	$ 708
Accrued benefit cost	(212)	(226)
Total benefits	512	482
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	3	0
Accrued benefit cost	(136)	(180)
Total benefits	(133)	(180)
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(92)	(117)
Total benefits	(92)	(117)
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(4)	(8)
Total benefits	$ (4)	$ (8)